RELATED PARTY TRANSACTIONS - Schedule of Due to Related Parties (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
RELATED PARTY TRANSACTIONS - Schedule of Due to Related Parties (Details) [Line Items]
Due to related parties	$ 439,912	$ 132,620
Jialiang Wang [Member] | Related Party [Member]
RELATED PARTY TRANSACTIONS - Schedule of Due to Related Parties (Details) [Line Items]
Due to related parties	323,405	0
Peidong Xia [Member] | Related Party [Member]
RELATED PARTY TRANSACTIONS - Schedule of Due to Related Parties (Details) [Line Items]
Due to related parties	101,393	114,358
Hongkong Eshallgo Holding Group Co Limited [Member] | Related Party [Member]
RELATED PARTY TRANSACTIONS - Schedule of Due to Related Parties (Details) [Line Items]
Due to related parties	9,667	10,285
Other Related Parties [Member] | Related Party [Member]
RELATED PARTY TRANSACTIONS - Schedule of Due to Related Parties (Details) [Line Items]
Due to related parties	$ 5,447	$ 7,977